Schedule of credit risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 427,391	$ 3,319,847	$ 9,025,248
12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Deposits and other receivables	3,021,522	23,452,279	23,029,801
Amounts due from related companies		17,304,600	71,082
Amounts due from related companies	2,227,764
Amounts due from shareholders		$ 74,100	$ 10
Amounts due from shareholders	$ 9,540